Share capital (Tables) - Aegon Ltd. [member]	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Detailed Information of Issued and outstanding Capital

Issued and outstanding capital	2023	2022

Common shares	218	253

Common shares B	47	66

Total share capital	265	319

Common shares	2023	2022

Authorized share capital	480	720

Number of authorized shares (in million)	4,000	6,000

Par value in cents per share	12	12

Common shares B	2023	2022

Authorized share capital	240	360

Number of authorized shares (in million)	2,000	3,000

Par value in cents per share	12	12

Movement of Common Shares
The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

On January 1, 2022	2,106,313	253	568,839	68

Shares withdrawn	(10,665)	(1)	(22,643)	(3)

Dividend	13,782	2	-	-

On December 31, 2022	2,109,430	253	546,196	66

Shares withdrawn	(294,703)	(35)	(156,437)	(19)

On December 31, 2023	1,814,727	218	389,759	47
The following table shows the weighted average number of common shares and common shares B:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)

2022	2,107,315	559,906

2023	2,067,119	523,149